Stockholders' Deficit - Additional Information (Details) - $ / shares	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2020	Jul. 31, 2020
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding	0	0	0	0
Number of shares on conversion for each share	1
Common stock, threshold percentage on conversion of shares	20.00%
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Temporary equity, shares issued	17,250,000	17,250,000	17,250,000	17,250,000
Common stock, shares issued	2,595,148
Common stock, shares outstanding	2,595,148
Common stock, threshold percentage on conversion of shares		20.00%
Common shares subject to redemption	17,250,000	17,250,000
Common stock shares outstanding subject to possible redemption	17,250,000
Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Common stock, shares issued	4,312,500	4,312,500	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500	4,312,500	4,312,500